Subsidiary Guarantor Information - Supplemental Statement of Financial Position (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
Current assets
Cash and cash equivalents	$ 3,716,882	$ 76,506,447	$ 1,942,808	$ 39,989,781	$ 60,621,631	$ 81,912,409
Trade and other accounts receivable, derivative financial instruments and other current assets		295,774,455		237,264,297
Inventories	4,183,601	86,113,142		52,605,661
Total current assets	22,269,976	458,394,044		329,859,739
Investments in joint ventures and associates	109,551	2,254,952		12,015,129
Wells, pipelines, properties, plant and equipment-net	61,920,111	1,274,532,607		1,276,129,521
Long-term notes receivable, net of Non-current portion	79,981	1,646,290		886,827
Right of use	2,637,232	54,283,458		59,195,257	70,818,314
Deferred taxes	4,482,029	92,255,839		108,529,199
Intangible assets	972,436	20,016,146		22,775,784
Long-term of the Government Bonds	5,324,746	109,601,905		111,512,962
Other assets	1,900,208	39,112,930		7,583,510
Total assets	99,696,270	2,052,098,171		1,928,487,928
Current liabilities
Current portion of long-term debt	23,916,419	492,283,613		391,097,267
Other current liabilities		430,364,717		381,312,804
Total current liabilities	44,824,657	922,648,330		772,410,071
Long-term debt	85,379,662	1,757,412,281		1,867,630,050
Employee benefits, provisions for sundry creditors, other liabilities and deferred taxes		1,542,038,343		1,693,174,837
Total liabilities	205,120,555	4,222,098,954		4,333,214,958
Equity (deficit), net	(105,424,285)	(2,170,000,783)		(2,404,727,030)	(1,931,409,302)
Total liabilities and equity	$ 99,696,270	2,052,098,171		1,928,487,928
Petroleos Mexicanos [member]
Current assets
Cash and cash equivalents		34,690,405		9,394,220	28,234,857	25,187,488
Trade and other accounts receivable, derivative financial instruments and other current assets		14,502,133		46,962,377
Accounts receivable—inter-company		1,915,076,979		800,429,251
Inventories		930,656		889,543
Total current assets		1,965,200,173		857,675,391
Long-term receivables—intercompany		1,715,204,137		1,824,398,719
Investments in joint ventures and associates		(1,438,194,686)		(1,358,455,811)
Wells, pipelines, properties, plant and equipment-net		7,488,282		8,548,022
Long-term notes receivable, net of Non-current portion		0		1,999
Right of use		666,839		759,133
Deferred taxes		53,898,456		59,277,027
Intangible assets		2,175		25,650
Long-term of the Government Bonds		109,601,905		111,512,962
Total assets		2,413,867,281		1,503,743,092
Current liabilities
Current portion of long-term debt		417,076,084		334,770,935
Accounts payable-inter-company		2,092,847,395		1,360,720,755
Other current liabilities		23,587,329		18,629,284
Total current liabilities		2,533,510,808		1,714,120,974
Long-term debt		1,715,650,511		1,825,964,253
Employee benefits, provisions for sundry creditors, other liabilities and deferred taxes		334,835,252		368,754,587
Total liabilities		4,583,996,571		3,908,839,814
Equity (deficit), net		(2,170,129,290)		(2,405,096,722)
Total liabilities and equity		2,413,867,281		1,503,743,092
Subsidiary guarantors [member]
Current assets
Cash and cash equivalents		6,157,869		4,970,074	4,826,057	16,471,298
Trade and other accounts receivable, derivative financial instruments and other current assets		191,315,372		139,800,991
Accounts receivable—inter-company		1,080,615,236		1,061,537,492
Inventories		54,797,831		41,946,007
Total current assets		1,332,886,308		1,248,254,564
Investments in joint ventures and associates		172,395,250		45,295,025
Wells, pipelines, properties, plant and equipment-net		1,130,105,528		1,209,708,979
Long-term notes receivable, net of Non-current portion		1,646,290		884,828
Right of use		52,047,552		56,949,499
Deferred taxes		34,644,220		45,431,025
Intangible assets		18,894,609		21,639,537
Other assets		1,165,964		780,426
Total assets		2,743,785,721		2,628,943,883
Current liabilities
Current portion of long-term debt		22,488,458		6,642,039
Accounts payable-inter-company		962,430,582		552,292,445
Other current liabilities		334,918,246		325,647,266
Total current liabilities		1,319,837,286		884,581,750
Long-term debt		25,978,231		27,513,661
Long-term payables-inter-company		1,715,642,197		1,825,630,931
Employee benefits, provisions for sundry creditors, other liabilities and deferred taxes		1,196,413,505		1,315,022,188
Total liabilities		4,257,871,219		4,052,748,530
Equity (deficit), net		(1,514,085,498)		(1,423,804,647)
Total liabilities and equity		2,743,785,721		2,628,943,883
Non-guarantor subsidiaries [member]
Current assets
Cash and cash equivalents		35,658,173		25,625,487	$ 27,560,717	$ 40,253,623
Trade and other accounts receivable, derivative financial instruments and other current assets		89,956,950		50,500,929
Accounts receivable—inter-company		158,628,242		131,931,674
Inventories		30,384,655		9,770,111
Total current assets		314,628,020		217,828,201
Long-term receivables—intercompany		1,846,525		988,069
Investments in joint ventures and associates		78,073,476		75,662,389
Wells, pipelines, properties, plant and equipment-net		136,938,797		57,872,520
Right of use		1,569,067		1,486,625
Deferred taxes		3,713,163		3,821,147
Intangible assets		1,119,362		1,110,597
Other assets		37,946,966		6,803,084
Total assets		575,835,376		365,572,632
Current liabilities
Current portion of long-term debt		52,719,071		49,684,293
Accounts payable-inter-company		98,598,958		78,413,852
Other current liabilities		71,859,142		37,036,254
Total current liabilities		223,177,171		165,134,399
Long-term debt		15,783,539		14,152,136
Long-term payables-inter-company		1,851,988		2,227,221
Employee benefits, provisions for sundry creditors, other liabilities and deferred taxes		10,789,586		9,398,062
Total liabilities		251,602,284		190,911,818
Equity (deficit), net		324,233,092		174,660,814
Total liabilities and equity		575,835,376		365,572,632
Intersegment eliminations [member]
Current assets
Accounts receivable—inter-company		(3,154,320,457)		(1,993,898,417)
Total current assets		(3,154,320,457)		(1,993,898,417)
Long-term receivables—intercompany		(1,717,050,662)		(1,825,386,788)
Investments in joint ventures and associates		1,189,980,912		1,249,513,526
Total assets		(3,681,390,207)		(2,569,771,679)
Current liabilities
Accounts payable-inter-company		(3,153,876,935)		(1,991,427,052)
Total current liabilities		(3,153,876,935)		(1,991,427,052)
Long-term payables-inter-company		(1,717,494,185)		(1,827,858,152)
Total liabilities		(4,871,371,120)		(3,819,285,204)
Equity (deficit), net		1,189,980,913		1,249,513,525
Total liabilities and equity		$ (3,681,390,207)		$ (2,569,771,679)